Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2015